General and administrative expenses	12 Months Ended
Aug. 31, 2025
General And Administrative Expenses
General and administrative expenses

20.	General and administrative expenses

	For the year ended August 31,
	2025	2024
Directors’ fees (Note 19)	$343	$267
Insurance	231	313
Office and general	216	276
Shareholder information	675	452
Professional fees	606	600
Salaries and benefits (Note 19)	2,722	2,338
Consulting	645	614
Share-based compensation expense (Notes 16 and 19)	2,247	1,743
Travel and accommodation	193	189
Depreciation	56	65
Other	18	32
Total general and administrative expenses	$7,952	$6,889